Interests in Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of subsidiaries [abstract]
Schedule of Subsidiaries With Non-controlling Interests

The consolidated financial statements incorporate the assets, liabilities and results of the following subsidiaries with non-controlling interests in accordance with the accounting policy described in note 1:

			Parent			Non-Controlling Interest
	Principal Place of Business /		Ownership Interest	Ownership Interest	Ownership Interest	Ownership Interest	Ownership Interest	Ownership Interest
	Country of	Class of	30-Jun-24	30-Jun-23	30-Jun-22	30-Jun-24	30-Jun-23	30-Jun-22
Name	Incorporation	Shares	%	%	%	%	%	%

AKCM (Aust) Pty Ltd*	Australia	Ordinary	85.00%	85.00%	85.00%	15.00%	15%	15.00%
AK Operations LLC	USA	Ordinary	100.00%	100.00%	100.00%	-	-	-
AK Custom Mining LLC	USA	Ordinary	100.00%	100.00%	100.00%	-	-	-
Alaska Range Resources LLC	USA	Ordinary	100.00%	100.00%	100.00%	-	-	-

*	AKCM (Aust) Pty Ltd is the immediate parent of AK Operations LLC and AK Custom Mining LLC.

Schedule of Financial Information of Subsidiaries with Non-controlling Interests

Summarized financial information of subsidiaries with non-controlling interests that are material to the consolidated entity are set out below:

	AKCM (Aust) Pty Ltd
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Summarized statement of financial position
Current assets	111,502	1,827,323	15,182,579
Non-current assets	94,603,581	83,964,996	59,691,189

Total assets	94,715,083	85,792,319	74,873,768

Current liabilities	59,373	141,459	3,743,091

Total liabilities	59,373	141,459	3,743,091

Net assets/(liabilities)	94,655,710	85,650,860	71,130,677

Summarized statement of profit or loss and other comprehensive income
Revenue	245	20,697	-
Expenses	(707,872)	(601,690)	(450,134)

Loss before income tax expense	(707,627)	(580,993)	(450,134)
Income tax expense	-	-	-

Loss after income tax expense	(707,627)	(580,993)	(450,134)

Other comprehensive income/(loss)	52,550	1,948,722	3,693,398

Total comprehensive income/(loss)	(655,077)	1,367,729	3,243,264

Statement of cash flows
Net cash used in operating activities	(38,326)	(238,904)	(9,139,831)
Net cash used in investing activities	(1,665,045)	(13,239,174)	19,980,149

Net increase/(decrease) in cash and cash equivalents	(1,703,371)	(13,478,078)	10,840,318

Other financial information
Loss attributable to non-controlling interests	(106,181)	(87,149)	(67,520)
Total comprehensive Income/(loss) attributable to non-controlling interests	(98,299)	205,159	(382,614)
Accumulated non-controlling interests at the end of reporting period	(431,005)	(324,861)	(237,712)